Equity - Schedule of Shareholder's Composition (Details) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	101,017,081,114	101,017,081,114	101,017,081,114
% of Equity Holding Total	100.00%	100.00%
LQ Inversiones Financieras S.A. [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	46,815,289,329	46,815,289,329
% of Equity Holding Total	46.344%	46.344%
Banchile Corredores de Bolsa S.A. [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	5,298,295,922	5,123,539,720
% of Equity Holding Total	5.245%	5.072%
Inversiones LQ-SM Limitada [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	4,854,988,014	4,854,988,014
% of Equity Holding Total	4.806%	4.806%
Banco de Chile on behalf of State Street [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	4,368,739,111	6,125,765,969
% of Equity Holding Total	4.325%	6.064%
Banco Santander on behalf of foreign investors [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	3,959,115,077
% of Equity Holding Total	3.919%
JP Morgan Chase Bank [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	2,719,097,108	3,041,703,508
% of Equity Holding Total	2.692%	3.011%
Banco de Chile on behalf of non-resident third parties [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	2,355,382,741	2,666,777,747
% of Equity Holding Total	2.332%	2.64%
Banco Santander Chile [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	1,926,817,275	1,941,976,163
% of Equity Holding Total	1.907%	1.922%
Ever Chile SPA [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	1,888,369,814	1,888,369,814
% of Equity Holding Total	1.869%	1.869%
Banco de Chile on behalf of Citibank New York [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	1,663,309,364	1,038,850,995
% of Equity Holding Total	1.647%	1.028%
Ever 1 BAE SPA [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	1,166,584,950	1,166,584,950
% of Equity Holding Total	1.155%	1.155%
Larraín Vial S.A. Corredora de Bolsa [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	1,000,886,079	1,042,343,304
% of Equity Holding Total	0.991%	1.032%
Inversiones Avenida Borgoño Limitada [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	882,604,102	728,439,279
% of Equity Holding Total	0.874%	0.721%
BCI Corredores de Bolsa S.A.[Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	779,379,823	989,711,426
% of Equity Holding Total	0.772%	0.98%
A.F.P Habitat S.A. for A Fund [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	758,929,122	527,598,687
% of Equity Holding Total	0.751%	0.522%
Santander Corredores de Bolsa Limitada [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	703,730,776	581,788,686
% of Equity Holding Total	0.697%	0.576%
A.F.P Cuprum S.A. for A Fund [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	635,579,418	492,665,765
% of Equity Holding Total	0.629%	0.488%
Banco de Chile on behalf of Citibank London [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	549,822,754
% of Equity Holding Total	0.544%
Valores Security S.A. Corredores de Bolsa [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	527,069,658	516,192,449
% of Equity Holding Total	0.522%	0.511%
A.F.P Capital S.A. Pension Fund A [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	518,556,321
% of Equity Holding Total	0.513%
Subtotal [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	83,372,546,758	85,574,668,223
% of Equity Holding Total	82.534%	84.713%
Other Shareholders [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total	17,644,534,356	15,442,412,891
% of Equity Holding Total	17.466%	15.287%
Banco Santander on behalf of foreign investors [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total		5,080,833,862
% of Equity Holding Total		5.03%
Inversiones CDP SPA [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total		487,744,912
% of Equity Holding Total		0.483%
BTG Pactual Chile S.A. Corredores de Bolsa [Member]
Schedule of Shareholder's Composition [Line Items]
Number of shares Total		463,503,644
% of Equity Holding Total		0.459%